Highland Capital Management, L.P.
13455 Noel Road, Suite 800
Dallas, TX 75240
(972) 628-4100 (Phone)
(972) 628-4147 (Facsimile)
www.highlandfunds.com
November 29, 2011
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Highland Funds II (1933 Act Registration No. 33-51308) (1940 Act Registration No. 811-7142)
Ladies and Gentlemen:
          On behalf of Highland Funds II (the “Trust”), and pursuant to Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an exhibit containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL). The interactive data file included as an exhibit to this filing relates to the Prospectuses, dated November 10, 2011, for the Highland Energy and Materials Fund filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497 under the Securities Act on November 10, 2011; such prospectus (accession number 0000950123-11-097188) is incorporated by reference into this Rule 497 document.
          Questions and comments concerning this filing may be directed to the undersigned at (972) 628-4100.

Very truly yours,
/s/ Ethan K. Powell
Ethan K. Powell
cc: Brian Mitts